Share-Based Payments - Table 2 (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Summary of stock option activity and related information
Outstanding, December 31, 2010, Shares	2,493
Outstanding, December 31, 2010, Weighted-Average Exercise Price Per Share	$ 22.36
Granted, Shares	200
Granted, Weighted-Average Exercise Price Per Share	$ 24.21
Exercised, Shares	(189)
Exercised, Weighted-Average Exercise Price Per Share	$ 23.39
Forfeitures, Shares	0
Forfeiture, Weighted Average Exercise price Per Share	$ 0.00
Expirations, Shares	(65)
Expirations, Weighted-Average Exercise Price Per Share	$ 52.44
Outstanding, December 31, 2011, Shares	2,439
Outstanding, December 31, 2011, Weighted-Average Exercise Price Per Share	$ 21.63
Outstanding, December 31, 2011, Remaining Life	5.3
Outstanding, December 31, 2011, Aggregate Intrinsic Value	$ 3.1
Exercisable, December 31, 2011, Shares	1,989
Exercisable, December 31, 2011, Weighted-Average Exercise Price Per Share	$ 22.34
Exercisable, December 31, 2011, Remaining Life	4.6
Exercisable, December 31, 2011, Aggregate Intrinsic Value	$ 2.2